SCHEDULE OF UNSATISFIED OR PARTIALLY UNSATISFIED PERFORMANCE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unsatisfied or partially unsatisfied performance obligations	$ 8,860	$ 15,026	$ 9,092
December 31, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unsatisfied or partially unsatisfied performance obligations			9,092
December 31, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unsatisfied or partially unsatisfied performance obligations		15,026
December 31, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unsatisfied or partially unsatisfied performance obligations	$ 8,860